Debt	6 Months Ended
Jun. 30, 2024
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2024, published in the Official Gazette of the Federation on November 13, 2023, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 138,119,100 and an external net debt up to U.S.$3,726,500. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.

The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.

During the period from January 1 to June 30, 2024, PEMEX participated in the following financing activities:

•On February 23, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in August 2024.

•On February 28, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus 350 basis points, maturing in August 2024.

•On March 4, 2024, Petróleos Mexicanos withdrew Ps.1,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 260 basis points, maturing in August 2024.

•On April 12, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in April 2025. As of June 30, 2024 the available amount was Ps.2,500,000.

•On April 18, 2024, Petróleos Mexicanos issued U.S.$500,000 of its Senior Guaranteed Floating Rate Notes due 2025 bearing interest at a floating rate linked to 90-day SOFR plus a margin of 300 basis points and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On April 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.850,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 400 basis points, maturing in April 2025.

•On April 29, 2024, Petróleos Mexicanos withdrew Ps.3,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 260 basis points, maturing in November 2024.
•On April 29, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.4,000,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 160 basis points, maturing in July 2024.

•On May 24, 2024, Petróleos Mexicanos entered into an amended revolving credit facility of Ps.19,000,000, to a credit facility bearing interest at a floating rate linked to 28-days TIIE plus a margin of 350 basis points, maturing in May 2028.

•On June 3, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,150,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 315 basis points, maturing in November 2024.

•On June 12, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in June 2025. As of June 30, 2024 the available amount was Ps.500,000.

•On June 18, 2024, Petróleos Mexicanos withdrew Ps.1,700,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in January 2025.

•On June 25, 2024, Petróleos Mexicanos issued a credit facility of Ps.23,400,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 270 basis points, maturing in July 2026.

All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

As of June 30, 2024, PEMEX had U.S.$5,902,000 and Ps.20,500,000 in credit lines in order to provide liquidity, both of which are fully drawn.

As of December 31, 2023, the outstanding amount under PMI Trading's revolving credit line was U.S.$661,213. From January 1 to June 30, 2024, PMI Trading obtained U.S.$505,121 from its revolving credit line and repaid U.S.$983,776. As of June 30, 2024, the outstanding amount under this revolving credit line was U.S.$182,558 and the available amount was U.S.$42,442.

As of June 30, 2024 and 2023, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	As of June 30,
	2024	2023
U.S. dollar	18.3773	17.0720
Japanese yen	0.1143	0.1183
Pounds sterling	23.2399	21.5977
Euro	19.6747	18.6443
Swiss francs	20.4578	19.0535
The following table presents the roll-forward of total debt of PEMEX for each of the six-month periods ended June 30, 2024 and 2023, which includes short and long-term debt:

	As of June 30,
	2024 (1)		2023 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,794,470,357	Ps.	2,091,463,996
Loans obtained - financing institutions	536,422,333		431,659,853
Debt payments	(620,190,507)		(436,838,825)
Accrued interest (2)(3)	74,313,214		75,414,835
Interest paid	(70,733,122)		(75,009,928)
Foreign exchange	112,266,352		(200,072,975)
At the end of the period	Ps.	1,826,548,627	Ps.	1,886,616,956

(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2024, includes Ps.13,766 in premiums and awards amortizations, Ps.(310,228) in fees and expenses related to the issuance of debt and Ps.1,236,004 in amortized cost.
(3)During 2023, includes Ps.164,064 in premiums and awards amortizations, Ps.(984,320) in fees and expenses related to the issuance of debt and Ps.1,310,414 in amortized cost.